Impairment, Restructuring Charges and Other Related Closure Costs - Changes to Restructuring Provisions Recorded on Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	$ 54	$ 34
Charges incurred	52	85
Adjustment for unused provisions	(7)
Amounts paid	(51)	(59)
Liability settlement		(3)
Currency translation effect	4	(3)
Provision, ending balance	52	54
Set-top Box Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	37
Charges incurred	36	83
Adjustment for unused provisions	(2)
Amounts paid	(36)	(46)
Currency translation effect	4
Provision, ending balance	39	37
$600-650 Million Net Opex Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	5	6
Charges incurred	3	1
Amounts paid	(1)	(1)
Currency translation effect		(1)
Provision, ending balance	7	5
Manufacturing Consolidation [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance		1
Amounts paid		(1)
EPS Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	8	18
Charges incurred		1
Adjustment for unused provisions	(5)
Amounts paid		(10)
Currency translation effect		(1)
Provision, ending balance	3	8
Other Restructuring Initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Provision, beginning balance	4	9
Charges incurred	13
Amounts paid	(14)	(1)
Liability settlement		(3)
Currency translation effect		(1)
Provision, ending balance	$ 3	$ 4